TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details 1) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued salaries	€ 640	€ 232
Current tax liabilities	966	1,510
Others	1,605	272
Total	€ 3,211	€ 2,014